CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.9%
Iridium Communications Inc.	1,623,452	$85,312,403

Media - 1.4%
Integral Ad Science Holding Corp.	1,703,307	35,513,951	*
Klaviyo Inc.	802,521	30,760,775	*(a)(b)(c)

Total Media		66,274,726

TOTAL COMMUNICATION SERVICES		151,587,129

CONSUMER DISCRETIONARY - 5.8%
Automobile Components - 2.4%
Fox Factory Holding Corp.	953,180	106,660,842	*

Hotels, Restaurants & Leisure - 2.1%
Dutch Bros Inc., Class A Shares	686,067	21,274,938	*
Wingstop Inc.	437,220	73,706,547

Total Hotels, Restaurants & Leisure		94,981,485

Specialty Retail - 1.3%
National Vision Holdings Inc.	2,738,016	59,223,286	*

TOTAL CONSUMER DISCRETIONARY		260,865,613

CONSUMER STAPLES - 8.3%
Consumer Staples Distribution & Retail - 7.8%
BJ’s Wholesale Club Holdings Inc.	1,991,270	132,041,114	*
Casey’s General Stores Inc.	436,848	110,374,015
Grocery Outlet Holding Corp.	2,009,004	67,201,184	*
Performance Food Group Co.	771,563	46,108,605	*

Total Consumer Staples Distribution & Retail		355,724,918

Food Products - 0.4%
Calavo Growers Inc.	510,761	19,271,013

Personal Care Products - 0.1%
Oddity Tech Ltd., Class A Shares	34,684	1,848,310	*

TOTAL CONSUMER STAPLES		376,844,241

ENERGY - 4.4%
Energy Equipment & Services - 3.6%
Cactus Inc., Class A Shares	1,644,969	83,531,526
ChampionX Corp.	2,316,859	82,480,180

Total Energy Equipment & Services		166,011,706

Oil, Gas & Consumable Fuels - 0.8%
Matador Resources Co.	625,837	34,815,313

TOTAL ENERGY		200,827,019

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2023 Quarterly Report	1

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 7.3%
Capital Markets - 3.3%
Hamilton Lane Inc., Class A Shares	976,848	$86,382,669
PJT Partners Inc., Class A Shares	819,243	64,974,162

Total Capital Markets		151,356,831

Financial Services - 2.0%
Shift4 Payments Inc., Class A Shares	1,295,236	89,358,332	*

Insurance - 2.0%
American Equity Investment Life Holding Co.	1,332,322	71,505,721	*
Trupanion Inc.	681,721	21,031,093	*

Total Insurance		92,536,814

TOTAL FINANCIALS		333,251,977

HEALTH CARE - 22.2%
Biotechnology - 0.7%
Biohaven Ltd.	341,022	6,779,517	*
Ultragenyx Pharmaceutical Inc.	542,753	23,403,510	*

Total Biotechnology		30,183,027

Health Care Equipment & Supplies - 7.8%
Insulet Corp.	142,037	39,308,740	*
Integra LifeSciences Holdings Corp.	1,623,639	73,826,865	*
Omnicell Inc.	608,024	38,396,716	*
Penumbra Inc.	488,322	148,137,362	*
Silk Road Medical Inc.	1,349,704	30,827,239	*
STAAR Surgical Co.	425,652	23,312,960	*

Total Health Care Equipment & Supplies		353,809,882

Health Care Providers & Services - 5.5%
HealthEquity Inc.	857,390	58,251,077	*
Progyny Inc.	2,074,294	86,622,517	*
Surgery Partners Inc.	2,773,915	107,156,336	*

Total Health Care Providers & Services		252,029,930

Health Care Technology - 1.9%
Certara Inc.	3,275,486	63,773,712	*
Definitive Healthcare Corp.	1,786,971	21,139,867	*

Total Health Care Technology		84,913,579

Life Sciences Tools & Services - 4.5%
Azenta Inc.	753,360	35,392,853	*
CryoPort Inc.	994,157	15,976,103	*
ICON PLC, ADR	355,478	89,370,724	*
Olink Holding AB, ADR	1,196,812	22,739,428	*
Syneos Health Inc.	1,025,546	43,493,406	*

Total Life Sciences Tools & Services		206,972,514

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Growth Fund 2023 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.8%
Intra-Cellular Therapies Inc.	775,084	$47,931,195	*
Pacira BioSciences Inc.	923,638	33,574,241	*

Total Pharmaceuticals		81,505,436

TOTAL HEALTH CARE		1,009,414,368

INDUSTRIALS - 22.5%
Aerospace & Defense - 0.7%
BWX Technologies Inc.	270,368	18,655,392
Moog Inc., Class A Shares	113,174	11,933,067

Total Aerospace & Defense		30,588,459

Air Freight & Logistics - 3.8%
Forward Air Corp.	777,138	92,355,079
GXO Logistics Inc.	1,229,717	82,477,119	*

Total Air Freight & Logistics		174,832,198

Building Products - 5.2%
Hayward Holdings Inc.	2,156,226	28,807,179	*
Masonite International Corp.	675,216	70,593,833	*
Trex Co. Inc.	1,973,506	136,448,205	*

Total Building Products		235,849,217

Electrical Equipment - 2.9%
Bloom Energy Corp., Class A Shares	3,162,132	56,475,678	*
Shoals Technologies Group Inc., Class A Shares	2,928,652	76,027,806	*

Total Electrical Equipment		132,503,484

Ground Transportation - 1.2%
XPO Inc.	791,032	54,771,056	*

Machinery - 5.0%
Albany International Corp., Class A Shares	444,966	42,841,326
RBC Bearings Inc.	572,455	129,403,453	*
Tennant Co.	668,080	53,606,739

Total Machinery		225,851,518

Professional Services - 1.6%
Paycor HCM Inc.	2,678,219	71,936,962	*

Trading Companies & Distributors - 2.1%
H&E Equipment Services Inc.	1,614,072	78,411,618
Xometry Inc., Class A Shares	824,169	17,109,748	*

Total Trading Companies & Distributors		95,521,366

TOTAL INDUSTRIALS		1,021,854,260

INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 0.7%
Viavi Solutions Inc.	2,775,828	30,173,250	*

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2023 Quarterly Report	3

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Electronic Equipment, Instruments & Components - 1.1%
Brain Corp.		598,883	$2,923,030	*(a)(b)(c)
nLight Inc.		840,099	12,097,426	*
OSI Systems Inc.		308,500	36,782,455	*

Total Electronic Equipment, Instruments & Components			51,802,911

IT Services - 0.9%
Wix.com Ltd.		404,706	38,171,870	*

Semiconductors & Semiconductor Equipment - 7.5%
Allegro MicroSystems Inc.		2,256,390	116,452,288	*
Lattice Semiconductor Corp.		1,411,310	128,344,531	*
Monolithic Power Systems Inc.		170,943	95,640,899

Total Semiconductors & Semiconductor Equipment			340,437,718

Software - 13.0%
Aspen Technology Inc.		272,618	48,662,313	*
Envestnet Inc.		957,233	59,329,301	*
HubSpot Inc.		34,427	19,986,595	*
Jamf Holding Corp.		1,596,287	34,671,354	*
Model N Inc.		1,980,366	65,985,795	*(d)
New Relic Inc.		767,407	64,446,840	*
PagerDuty Inc.		3,150,867	81,670,473	*
Qualys Inc.		283,324	39,325,371	*
Sprout Social Inc., Class A Shares		1,499,874	85,702,800	*
Varonis Systems Inc.		2,422,943	69,538,464	*
Zeta Global Holdings Corp., Class A Shares		2,404,662	22,170,984	*

Total Software			591,490,290

TOTAL INFORMATION TECHNOLOGY			1,052,076,039

MATERIALS - 2.3%
Chemicals - 2.3%
Balchem Corp.		413,025	55,650,989
Element Solutions Inc.		1,286,191	26,958,563
Livent Corp.		840,770	20,699,757	*

TOTAL MATERIALS			103,309,309

TOTAL COMMON STOCKS (Cost - $2,944,807,959)			4,510,029,955

	RATE
PREFERRED STOCKS - 0.3%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Caris Life Sciences Inc., Series C	—	2,075,035	4,109,922	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—	360,901	2,053,136	*(a)(b)(c)

TOTAL HEALTH CARE			6,163,058

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Growth Fund 2023 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Brain Corp.	—	1,923,387	$9,387,673	*(a)(b)(c)

TOTAL PREFERRED STOCKS (Cost - $18,797,220)			15,550,731

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,963,605,179)			4,525,580,686

SHORT-TERM INVESTMENTS - 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.089%	32,933,929	32,933,929	(e)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.183%	14,114,541	14,114,541	(d)(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $47,048,470)			47,048,470

TOTAL INVESTMENTS - 100.6% (Cost - $3,010,653,649)			4,572,629,156
Liabilities in Excess of Other Assets - (0.6)%			(28,457,771)

TOTAL NET ASSETS - 100.0%			$4,544,171,385

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $80,100,336 and the cost was $87,447,942 (Note 2).

(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$120,826,354	—	$30,760,775	$151,587,129
Information Technology	1,049,153,009	—	2,923,030	1,052,076,039
Other Common Stocks	3,306,366,787	—	—	3,306,366,787
Preferred Stocks:
Health Care	—	—	6,163,058	6,163,058
Information Technology	—	—	9,387,673	9,387,673

Total Long-Term Investments	4,476,346,150	—	49,234,536	4,525,580,686

Short-Term Investments†	47,048,470	—	—	47,048,470

Total Investments	$4,523,394,620	—	$49,234,536	$4,572,629,156

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended July 31, 2023. The following transactions were effected in such companies for the period ended July 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Cost	Shares	Proceeds	Shares
Model N Inc.	$72,608,614	$2,995,728	84,495	$452,710	14,882	$(26,069)	—	$(9,139,768)	$65,985,795
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	2,410,717	130,895,988	130,895,988	119,192,164	119,192,164	—	$573,776	—	14,114,541

	$75,019,331	$133,891,716		$119,644,874		$(26,069)	$573,776	$(9,139,768)	$80,100,336

8

Notes to Schedule of Investments (unaudited) (cont’d)

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2023	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	598,883	03/21	$2,617,119	$2,923,030	$4.88	0.06%
Brain Corp., Preferred Shares	1,923,387	04/20, 11/20	10,146,825	9,387,673	4.88	0.21
Caris Life Sciences Inc., Series C, Preferred Shares	2,075,035	10/20	5,727,097	4,109,922	1.98	0.09
Caris Life Sciences Inc., Series D, Preferred Shares	360,901	05/21	2,923,298	2,053,136	5.69	0.05
Klaviyo Inc., Common Shares	802,521	05/21	26,789,306	30,760,775	38.33	0.68

			$48,203,645	$49,234,536		1.09%

9